Investment Objectives and Goals - Defiance DRAM Option Income ETF	Jul. 27, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Defiance DRAM Option Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance DRAM Option Income ETF (the “Fund” or the “DRAM Option Income ETF”) seeks current income and exposure to the share price of the Roundhill Memory ETF (“DRAM” or the “Underlying Security”), subject to a limit on potential investment gains.